Insurance contracts and private pension (Details 5) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
(-) IBNER	R$ 371	R$ 361
Claims Development [member]
IfrsStatementLineItems [Line Items]
Provision for unsettled claims (PSL)	577
(-) IBNER	213
(-) Reinsurance	12
Retrocession and other estimates	(7)
Liability claims presented in the development table (a + b)	R$ 359